WRIGHT EQUIFUND EQUITY TRUST
24 Federal Street
Boston, MA 02110



February 24, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:	Rule 24f-2 Notice for
	Wright EquiFund Equity Trust
	1933 Act File No. 33-30085
	1940 Act File No. 811-5866

	In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, Wright EquiFund Equity Trust, hereby files its
Rule 24f-2 Notice.
	This Rule 24f-2 Notice is being filed for the fiscal year ended December 31, 1996 ("Fiscal Year").

	No shares of the Trust which have been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the begin ning of the Fiscal Year.

	No shares of the Trust were registered during the Fiscal Year, pursuant to Rule 24e-2.

	17,848,547 shares of the Trust's series, with an aggregate sales price of $150,853,900, were sold during the Fiscal Year in reliance upon the Declaration of the Trust pursuant to Rule 24f-2 which registered an indefinite amount of securities.  Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion  of counsel indicating that the securities
, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable by the Trust.

	462,267 shares of the Trust's series, with an aggregate sales price of $4,646,272, were issued during the Fiscal Year in connection with the Trust's dividend reinvestment plan.

	For the Fiscal Year, the Trust's series sold an aggregate of 18,310,814 shares, including those issued pursuant to its dividend reinvestment plan, with an aggregate sales price of $155,500,172.

	In accordance with subsection (c) of Rule 24f-2, no fee is required since the excess of sales, including dividend reinvestments, over redemptions during the Fiscal Year were less than and were deducted from registrant's balance of definetively registered shares.

Rule 24f-2 Notice for						Page 2
Wright EquiFund Equity Trust
1933 Act File No. 33-30085
1940 Act File No. 811-5866

Aggregate Sale Price for Shares
Sold During Fiscal Year Pursuant
to Rule 24f-2						$150,853,900
 .
Aggregate Price of Shares Issued
During Fiscal Year In Connection
with Dividend Reinvestment Plans. 			$   4,646,272

Aggregate Price of Shares Sold   			$155,500,172

Reduced by the Difference Between

(1)	Aggregate Redemption Price of
	Shares Redeemed During the
	Fiscal Year.                        			$165,999,177

and

(2)	Aggregate Redemption Price of
	Redeemed Shares Previously
	Applied by Trust Pursuant to
	Rule 24e-2(a) in Filings Made
	Pursuant to Section 24(e)(1) of
	Investment Company Act of 1940          	$                0

Equals                      					($ 10,499,005)

	Any questions regarding the matter should by addressed to Julia Clarke, Eaton Vance Management, 24 Federal Street, Boston, Massachusetts 02110.


						Sincerely,

						Eaton Vance Management

                                        		/s/William J. Austin Jr.
						William J. Austin Jr.
						Assistant Treasurer
Enclosures  (Opinion of Counsel)


WRIGHT EQUIFUND EQUITY TRUST
24 Federal Street
Boston, MA 02110



OPINION OF COUNSEL




February 24, 1997


Eaton Vance Management
24 Federal Street
Boston, MA  02110

RE:	Rule 24f-2 Notice for
	Wright EquiFund Equity Trust
	1933 Act File No. 33-30085
	1940 Act File No. 811-5866



Gentlemen:

	By filing of the captioned Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Trust made definite the registration under the Securities Act of 1933 of 18,310,814 shares sold, including those sold pursuant to its dividend reinvestment plan, in reliance upon said Rule 24f-2 during the fiscal year ended
December 31, 1996.

	It is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.

					Sincerely,

					Eaton Vance Management


                                   		/s/Eric G. Woodbury
					Eric G. Woodbury
					Vice President
					Member of Massachusetts Bar